NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Statement of Operations (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended														16 Months Ended	184 Months Ended	193 Months Ended
	Oct. 18, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2011	Sep. 30, 2012
Operating Loss		$ 864,600	$ 566,535	$ 3,192,075	$ 2,377,323	$ 3,843,069	$ 2,372,954															$ 32,509,477
Interest Expense		(411,659)	(130,295)	(1,198,603)	(321,123)	(567,081)	(216,671)															(2,100,796)
Embedded Derivative Expense	561					(250,727)	(48,861)
Net loss		(1,311,664)	(695,391)	(4,204,031)	(2,777,528)	(4,218,278)	(2,615,046)	(2,463,751)	(1,335,154)	(4,475,017)	(598,302)	(1,310,783)	(1,552,008)	(1,391,519)	(1,933,676)	(2,199,085)	(1,347,859)	(4,014,555)	(2,584,383)	(795,376)	(29,834,790)	(34,038,821)
Scenario, Previously Reported [Member]
Operating Loss				2,360,314
Interest Expense				166,671
Embedded Derivative Expense				48,299
Gain on Fair Value of Derivative				12,640
Net loss				2,575,284
Scenario, Adjustment [Member]
Interest Expense				(50,000)
Embedded Derivative Expense				(561)
Gain on Fair Value of Derivative				10,801
Net loss				(39,760)
Scenario, Actual [Member]
Operating Loss				2,360,314
Interest Expense				216,671
Embedded Derivative Expense				48,861
Gain on Fair Value of Derivative				23,441
Net loss				$ 2,615,046